Taxes - Deferred Income Tax in Financial Statements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($) [1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		$ (18,219)	$ (20,227)		$ (22,730)	$ (20,067)
Deferred tax income net recorded in share of the profit of equity method accounted investees	$ 0	0	1,601
Total deferred tax expense (benefit)	$ (2,904)	2,837	(3,123)
Deferred tax asset before reclassification to assets held for sale		(27,632)			(31,014)
Deferred tax asset from assets held for sale		720			0
Deferred tax assets		(26,912)		$ (1,722)	(31,014)
Deferred tax liability before reclassification to assets held for sale		9,077			8,284
Deferred tax liability from assets held from sale		(384)			0
Deferred tax liabilities		8,693		$ 460	8,284
Deferred tax recovery period	10 years
Aggregate continuing and discontinued operations
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of income	$ (2,933)	2,055	(7,561)
Total deferred tax expense (benefit)	(2,933)	2,055	(5,960)
Discontinued operations
Disclosure of income taxes [Line Items]
Total deferred tax expense (benefit)	29	782	2,838
Expected credit losses
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		818			306
Deferred income tax related to consolidated statement of income	506	(635)	(6)
Inventories
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(4)			(70)
Deferred income tax related to consolidated statement of income	57	83	(1)
Other current assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(175)			(64)
Deferred income tax related to consolidated statement of income	(120)	63	92
Property, plant and equipment, net
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		7,780			8,386
Deferred income tax related to consolidated statement of income	(350)	(1,540)	275
Right of use Assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(613)			(607)
Deferred income tax related to consolidated statement of income	(302)	79	194
Investments in equity method accounted investees
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(741)			(388)
Deferred income tax related to consolidated statement of income	(278)	793	74
Other assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(872)			78
Deferred income tax related to consolidated statement of income	261	(650)	(884)
Finite useful lived intangible assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(41)			845
Deferred income tax related to consolidated statement of income	(880)	(8)	145
Indefinite lived intangible assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(2,932)			(2,619)
Deferred income tax related to consolidated statement of income	(478)	822	(2,161)
Post-employment and other long-term employee benefits
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		851			948
Deferred income tax related to consolidated statement of income	75	(77)	(79)
Derivative financial instruments
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		206			298
Deferred income tax related to consolidated statement of income	320	(41)	(577)
Provisions
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		2,112			1,987
Deferred income tax related to consolidated statement of income	(108)	1,400	(1,006)
Employee profit sharing payable
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		1,128			924
Deferred income tax related to consolidated statement of income	395	100	(56)
Tax loss carryforwards
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		9,467			11,933
Deferred income tax related to consolidated statement of income	(2,794)	4,719	(3,198)
Tax credits to recover
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		70			(128)
Deferred income tax related to consolidated statement of income	199	256	(73)
Cumulative other comprehensive income
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		69			921
Deferred income tax related to consolidated statement of income	(901)	375	0
Other liabilities
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		3,299			2,059
Deferred income tax related to consolidated statement of income	1,622	(1,655)	(45)
Lease liabilities
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		3,119			3,315
Deferred income tax related to consolidated statement of income	(229)	(1,777)	(255)
Liabilities of amortization of goodwill of business acquisition
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(5,322)			$ (5,394)
Deferred income tax related to consolidated statement of income	$ 72	$ (252)	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4